Summary of Significant Accounting Policies - Significant Concentrations and Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Revenues	$ 147,212	$ 114,348	$ 79,523
Customer concentration | Revenue | One Customer
Concentration Risk [Line Items]
Revenues	$ 27,493	$ 15,270
Customer concentration | Revenue | Four customers
Concentration Risk [Line Items]
Revenues			$ 38,151